Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of accounts receivable and allowances

	September 30, 2013	December 31, 2012
Gross trade accounts receivable	$3,570,888	$3,085,758
Allowance for contractual discounts	1,826,881	1,619,488
Allowance for uncompensated care	993,881	841,754
Net trade accounts receivable	750,126	624,516
Other receivables, net	358	897
Net accounts receivable — Corporation	750,484	625,413
Other receivables, net — adjustment for Holding	—	(269)
Net accounts receivable — Holding	$750,484	$625,144

Table 1
Schedule of net revenue

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Fee-for-service revenue, net of contractuals:
Medicare	$231,042	$195,111	$700,823	$577,311
Medicaid	51,991	47,723	155,055	141,050
Commercial insurance and managed care	590,924	541,542	1,719,642	1,559,170
Self-pay	645,774	611,508	1,964,068	1,703,304
Sub-total	1,519,731	1,395,884	4,539,588	3,980,835
Subsidies and fees	171,477	133,256	446,673	400,226
Revenue, net of contractuals	1,691,208	1,529,140	4,986,261	4,381,061
Provision for uncompensated care	(735,320)	(708,329)	(2,242,794)	(1,952,858)
Net revenue	$955,888	$820,811	$2,743,467	$2,428,203

Table 4
Summary of the valuation of the Company's financial instruments by the fair value hierarchy levels

	September 30, 2013				December 31, 2012
Description	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Securities	$18,053	$517	$—	$18,570	$22,870	$788	$—	$23,658
Fuel hedge	$—	$538	$—	$538	$—	$631	$—	$631
Liabilities:
Contingent consideration	$—	$—	$9,401	$9,401	$—	$—	$4,401	$4,401
Interest rate swap	$—	$3,453	$—	$3,453	$—	$4,586	$—	$4,586

Table 5